SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.SUBSEQUENT EVENTS

The Company evaluated and recorded subsequent events and transactions that occurred after the balance sheet date up to March 11, 2024, the date that the financial statements were issued.

On January 17, 2024, the Company invested $39.94 million in U.S Treasury bills with maturity greater than three months and less than one year held with financial institutions. The impact of these events on the Company’s financial position, results of operations, and cash flows will be reflected in future reporting periods.